ASSET ACQUISITION	12 Months Ended
Dec. 31, 2024
ALTANINE, INC. [Member]
Business Combination [Line Items]
ASSET ACQUISITION

Note 5: Asset Acquisition

On April 1, 2024, the Company merged with Pinata Holdings, Inc. As a result of the merger, Pinata Holdings, Inc. became a wholly owned subsidiary of Altanine, Inc. The transaction was classified as an asset acquisition under ASC 805. The acquisition of Pinata Holdings, Inc. enhances the Company’s intellectual property portfolio.

The consideration to Pinata Holdings, Inc. shareholders was $9,903,880 in stock of the Company. The fair value of the consideration was determined by valuating the post-merger enterprise value. As required by ASC 805-20-25-1, the identifiable assets acquired, and liabilities assumed were measured at their acquisition-date cost based on relative fair values.

The following table shows the allocation of the consideration for the acquired identifiable assets and liabilities:

Patents	$10,041,591
Deferred tax asset, net of valuation allowance	-
Accounts payable and accrued expenses assumed	(137,711)
Consideration, net	$9,903,880